UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          October 21, 2002
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     149

Form 13F Information Table Value Total:     $666,101,688

List of Other Included Managers:            None

                          Jensen Investment Management
                               September 30, 2002

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
3M Company                                 Common      88579y101        24,920,082        226,608
AOL Time Warner Inc                        Common      00184a105            11,115            950
AT&T Corp Com                              Common      001957109             1,994            166
AT&T Wireless Services Inc                 Common      00209a106               214             52
Abbott Labs                                Common      002824100        31,684,629        784,273
Adobe Systems Inc                          Common      00724F101         1,551,130         81,211
Advanced Pultrusion Technologies Inc       Common      00754n107                 0         10,000
Albertsons Inc Com                         Common      013104104           189,849          7,858
Alltel Corp                                Common      020039103           164,132          4,090
Alteon Inc                                 Common      02144g107             3,238          1,850
American Electric Power                    Common      025537101            14,255            500
American International Group Inc           Common      026874107           100,812          1,843
American Power Conversion                  Common      029066107         1,176,932        123,110
Amgen Inc                                  Common      031162100            16,676            400
Anheuser-Busch Cos Inc                     Common      035229103           131,560          2,600
Applied Materials                          Common      038222105            73,920          6,400
Associates First Cap Corp                  Common      046008207                 0          7,600
Atlantic Perm Svgs Bank No Stockholders    Common      048784102                 0          1,000
Auto Data Processing                       Common      053015103        28,260,847        812,794
Avon Products                              Common      054303102           135,165          2,932
BMC Software                               Common      055921100             2,536            194
BP Plc Spons ADR                           Common      055622104             6,823            171
Bellsough Corp                             Common      079860102            18,801          1,024
Bennett Environmental                      Common      081906109            36,375          7,500
Biomet Inc                                 Common      090613100            13,448            505
Boeing                                     Common      097023105           116,281          3,407
Breakwater Res Ltd  British Columbia       Common      106902307                 4             50
Bristol-Myers Squibb Company               Common      110122108           273,414         11,488
Brown-Forman                               Common      115637209            60,255            900
Certegy Inc                                Common      156880106         1,569,247         78,072
Check Point Software                       Common      M22465104            12,375            900
ChevronTexaco Corp                         Common      166764100            55,400            800
ChoicePoint Inc                            Common      170388102            19,246            540
Cisco Systems Inc                          Common      17275R102            42,916          4,095
Clorox Co                                  Common      189054109        28,282,421        703,893
Coca-Cola                                  Common      191216100        11,038,617        230,163
Colgate-Palmolive Co                       Common      194162103            64,740          1,200
Commodore Applied Technologies Inc         Common      202630109                 7            100
Conagra Foods Inc                          Common      205887102             5,716            230
Consolidated Edison                        Common      209115104           295,335          7,343
Costco Wholesale Corp                      Common      22160K105             3,237            100
DNP Select Income Fd                       Common      23325P104            49,850          5,000
Deere & Co                                 Common      244199105            15,180            334
Dell Computer                              Common      247025109            11,750            500
Dionex Corp                                Common      254546104         9,098,082        355,950
EMC Corp                                   Common      268648102             4,456            975
Edison Intl                                Common      281020107             8,000            800
Elan PLC ADR                               Common      284131208               772            400

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Electronic Data Systems                    Common      285661104             4,194            300
Eli Lilly                                  Common      532457108            89,097          1,610
Emerson Electric                           Common      291011104        30,157,164        686,326
Equifax                                    Common      294429105        37,814,708      1,739,407
Exxon Mobil Corp                           Common      30231G102           293,480          9,200
FNMA COM                                   Common      313586109        18,394,585        308,945
Fifth Third Bancorp                        Common      316773100            13,761            225
Flir Systems Inc                           Common      302445101             3,486            100
Freddie Mac                                Common      313400301        23,295,207        416,730
Gannett Company Inc                        Common      364730101        34,538,419        478,504
Gap Inc                                    Common      364760108            10,058            927
Genentech Inc                              Common      368710406             4,895            150
General Electric Co                        Common      369604103        26,511,469      1,075,516
Genuine Parts                              Common      372460105           475,655         15,524
Glaxosmithline PLC Spons ADR               Common      37733w105           534,792         13,916
Global Crossing Ltd                        Common      G3921A100                 2            100
H&R Block                                  Common      093671105            41,002            976
Heinz H J Company                          Common      423074103         1,238,594         37,117
Hewlett-Packard Co                         Common      428236103             2,486            213
Home Depot                                 Common      437076102            12,398            475
ICOS Corp                                  Common      449295104             9,437            450
Int'l Business Machines                    Common      459200101           125,133          2,146
Intel Corp                                 Common      458140100         1,395,000        100,432
Interface Inc Cl A                         Common      458665106             1,188            300
Interpublic Group                          Common      460690100            31,700          2,000
Intuit Inc                                 Common      461202103             2,277             50
J P Morgan Chase & Co                      Common      46625H100            19,693          1,037
Johnson & Johnson Inc                      Common      478160104        29,046,747        537,107
Jones Apparel Group                        Common      480074103        35,007,824      1,140,320
Kellogg                                    Common      487836108            13,300            400
Kimberly Clark Corp                        Common      494368103            26,508            468
Kroger Co                                  Common      501044101            36,688          2,602
LandAmeric Finl Grp Inc                    Common      514936103            32,890          1,000
Lee Enterprises                            Common      523768109            54,219          1,650
MBNA Corp                                  Common      55262l100        37,409,770      2,035,352
Marsh & Mclennan Co                        Common      571748102           140,993          3,386
Mattel                                     Common      577081102           132,193          7,340
McDonald's                                 Common      580135101           281,430         15,936
McKesson HBOC Inc                          Common      58155Q103             2,606             92
Medicalogic Inc                            Common      584642102             1,100          5,000
Medtronic, Inc                             Common      585055106        23,016,011        546,439
Merck & Company Inc                        Common      589331107        20,873,929        456,660
Microsoft                                  Common      594918104         1,151,674         26,330
Monsanto Co                                Common      61166w101             4,847            317
Morgan Stanley                             Common      617446448            34,287          1,012
Mylan Laboratories Inc                     Common      628530107           186,618          5,700
NIKE                                       Common      654106103           464,574         10,759
NetIQ Corp                                 Common      64115p102            14,917          1,033
New York Times Co                          Common      650111107             4,545            100
Nokia Corp ADR                             Common      654902204            27,030          2,040
Nordson Corp                               Common      655663102           169,739          7,162
Ocean Pwr Corp - Restricted                Common      674869995               100         10,000
Omnicom Group Inc                          Common      681919106        26,319,658        472,695
Oracle Corp                                Common      68389X105             9,432          1,200

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Paychex Inc                                Common      704326107        10,794,230        443,477
Pepsico                                    Common      713448108           290,131          7,852
Pfizer                                     Common      717081103        30,646,426      1,056,045
Pharmacia Corp                             Common      71713U102            72,317          1,860
Plum Creek Timber Co                       Common      729251108            36,402          1,610
Proctor & Gamble Co                        Common      742718109        11,260,092        125,980
Public Service Enterprise Group            Common      744573106            47,763          1,566
Putnam Premier Inc Tr                      Common      746853100            31,550          5,000
Qualcomm Inc                               Common      747525103            90,561          3,280
Qwest Communications Intl Inc              Common      749121109               898            394
Reynolds RJ Tobacco Hldgs Inc              Common      76182K105            17,217            427
Rite Aid Corp                              Common      767754104             7,350          3,500
Royal Dutch Pete Co N Y Registry Sh Par    Common      780257804           192,816          4,800
SBC Communications Inc                     Common      78387G103            36,281          1,805
Sabre Holdings Corp                        Common      785905100             7,256            375
Sara Lee Corp                              Common      803111103        10,046,075        549,266
Schering-Plough                            Common      806605101           148,067          6,945
Schlumberger Ltd                           Common      806857108            15,384            400
Smucker J M Co                             Common      832696405             5,542            151
Solutia, Inc                               Common      834376105             1,942            372
Southern Co                                Common      842587107            18,074            628
StanCorp Finl Group Inc                    Common      852891100            14,283            270
Starbucks Corp                             Common      855244109             6,708            325
State Street Corp                          Common      857477103        41,445,071      1,072,595
Stryker Corp                               Common      863667101        37,874,592        657,545
Supergen Inc                               Common      868059106             5,190          3,000
Transamerica Income Shares                 Common      893506105            34,650          1,500
US Bancorp                                 Common      902973304           204,752         11,020
Union Pacific Corp                         Common      907818108            14,468            250
United Parcel Service                      Common      911312106             7,504            120
Universal Access Global Holdings Inc       Common      91336m105               380          2,000
Verizon Communications                     Common      92343V104            71,728          2,614
WASHINGTON MUTUAL INC                      Common      939322103            11,801            375
WD 40 CO                                   Common      929236107           301,803         10,443
WPS Resources Corp                         Common      92931B106            13,077            369
Wal-Mart Stores                            Common      931142103           108,328          2,200
Walgreen Co                                Common      931422109           641,961         20,870
Walt Disney Co                             Common      254687106             2,271            150
Wells Fargo & Co                           Common      949746101            25,910            538
Wilmington Trust Corp                      Common      971807102           392,734         13,580
Wm Wrigley Jr Co                           Common      982526105           242,798          4,906
Wyeth                                      Common      983024100           549,981         17,295
XATA Corp                                  Common      983882309               253             84
Xilinx Inc                                 Common      983919101             4,749            300
Yum Brands Inc                             Common      988498101             1,552             56
Zebra Technologies                         Common      989207105        31,317,981        595,852
Zimmer Holdings Inc                        Common      98956P102            15,451            403

                                                                       666,101,688